Income and Expenses from Commissions (Tables)	12 Months Ended
Dec. 31, 2023
Income and Expenses from Commissions [Abstract]
Schedule of Income and Expenses from Commissions	The income and expenses from commissions shown in the Consolidated Statement of Income for the years ended December 31, 2023, 2022 and 2021 refer to the following items:
	2023	2022	2021
	MCh$	MCh$	MCh$
Income from commissions and services rendered
Comissions from debit and credit card services	238,523	217,342	183,292
Remuneration from administration of mutual funds, investment funds or others	118,170	121,028	108,221
Comissions from collections and payments	81,043	87,541	74,663
Comissions from portfolio management	62,218	59,812	50,793
Comissions from guarantees and letters of credit	37,399	35,381	30,131
Use of distribution channel	31,184	27,135	30,128
Brand use agreement	32,655	26,333	22,616
Insurance not related to the granting of credits to natural persons	24,772	21,594	18,004
Comissions from trading and securities management	17,287	19,238	20,752
Insurance related to the granting of credits to natural persons	15,428	14,237	13,355
Insurance not related to the granting of credits to legal entities	7,317	4,197	5,595
Financial advisory services	5,142	8,935	4,598
Comissions from lines of credit and current account overdrafts	4,958	4,607	4,396
Insurance related to the granting of credits to legal entities	2,098	1,706	1,103
Comissions from factoring operations services	1,380	1,394	1,328
Loan commissions with letters of credit	106	212	431
Other commission earned	20,399	17,156	14,915
Total	700,079	667,848	584,321

Expenses from commissions and services received
Commissions from card transactions	54,981	49,223	43,831
Interbank transactions	50,734	41,012	31,368
Expenses from obligations of loyalty and merit card customers programs	39,731	34,324	31,662
Commissions from use of card brands license	9,115	9,224	11,762
Comissions from securities transaction	4,995	5,599	4,482
Collections and payments	4,279	4,469	4,211
Other commissions from services received	2,212	1,865	1,977
Total	166,047	145,716	129,293